Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2022, 2021 and 2020 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2020	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	13,676	—	13,676
Actuarial gain/(loss), net of tax	—	(294)	(294)

Balance as of December 31, 2020	$23,807	$(992)	$22,815

Foreign currency translation gain/(loss)	504	—	504
Actuarial gain/(loss), net of tax	—	(286)	(286)

Balance as of December 31, 2021	$24,311	$(1,278)	$23,033

Foreign currency translation gain/(loss)	(3,519)	—	(3,519)
Actuarial gain/(loss), net of tax	—	(154)	(154)

Balance as of December 31, 2022	$20,792	$(1,432)	$19,360